Pledged Assets (Details) - TWD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Disclosure of Pledged Assets [Line Items]
Assets pledged as collateral for liabilities or contingent liabilities		$ 59,261,716	$ 79,228,661
Land and building [member]
Disclosure of Pledged Assets [Line Items]
Assets pledged as collateral for liabilities or contingent liabilities		42,031,020	52,076,840
Machinery, equipment and prepayments for equipment [Member]
Disclosure of Pledged Assets [Line Items]
Assets pledged as collateral for liabilities or contingent liabilities		17,143,591	27,058,442
Restricted cash in banks [member]
Disclosure of Pledged Assets [Line Items]
Assets pledged as collateral for liabilities or contingent liabilities	[1]	$ 87,105	$ 93,379

[1]	Classified as other current financial assets and other noncurrent assets by its liquidity.